Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

	December 31, 2011 $	December 31, 2010 $
Revolving Credit Facilities	2,244,634	1,697,237
Senior Notes (8.875%) due July 15, 2011	—	16,201
Senior Notes (8.5%) due January 15, 2020	446,825	446,559
Norwegian Kroner-denominated Bonds due November 2013	100,417	103,061
U.S. Dollar-denominated Term Loans due through 2021	2,069,860	1,782,423
U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016 (note 3)	220,450	—
Euro-denominated Term Loans due through 2023	348,905	373,301
U.S. Dollar-denominated Unsecured Demand Loan due to Joint Venture Partners	13,282	13,282

Total	5,444,373	4,432,064
Less current portion	401,376	276,508

Long-term portion	5,042,997	4,155,556